Acquisitions and Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions				10 Months Ended	12 Months Ended
	Apr. 20, 2016	Mar. 13, 2015	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of the consideration transferred
Common stock issued	15,295,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill				$ 741.3	$ 741.3	$ 441.7	$ 198.0
Condensed consolidated statements of income
Revenues					1,778.7	1,458.2	841.5
Operating income					182.3	119.6	101.6
Net income					$ 82.2	49.2	46.8
Direct Edge
Fair value of the consideration transferred
Outstanding common stock acquired			100.00%
Cash			$ 12.5
Fair value of share outlay			344.5
Change in control payments			29.2
Total purchase price			386.2
Common stock issued					28,500,000
Common stock value (in dollars per share)				$ 12.08	$ 12.08
Goodwill deductible for tax purposes				$ 0.0	$ 0.0
Fair value of accounts receivable acquired			27.5
Gross amount of accounts receivable			27.6
Accounts receivable deemed uncollectable			0.1
Acquisition related cost expensed						18.5	4.4
Estimated fair values of the assets acquired and liabilities assumed
Cash and cash equivalents			65.5
Other current assets			66.1
Property and equipment			10.4
Identifiable intangible assets			120.4
Goodwill			253.5
Accounts payable and accrued expenses			(53.4)
Section 31 fees payable			(44.8)
Deferred income taxes			(9.4)
Unrecognized tax benefits			(0.6)
Other liabilities			(21.5)
Total			386.2
Condensed consolidated statements of income
Revenues						529.4
Operating income						10.4
Net income						16.8
Unaudited pro forma financial information
Revenue						1,509.1	1,415.4
Operating income						132.6	132.3
Net income						$ 67.4	$ 62.0
Basic (in dollars per share)						$ 0.73	$ 0.67
Diluted (in dollars per share)						$ 0.73	$ 0.67
Pro forma acquisition related costs						$ 44.3	$ 4.4
Direct Edge | Trading registrations and licenses
Fair value of the consideration transferred
Indefinite lived intangible assets			$ 71.9
Hot spot
Fair value of the consideration transferred
Cash		$ 365.0
Contingent consideration liability		62.6
Working capital payment		2.5
Total purchase price		430.1
Goodwill deductible for tax purposes		247.9
Fair value of accounts receivable acquired		5.2
Gross amount of accounts receivable		5.3
Accounts receivable deemed uncollectable		$ 0.1
Acquisition related cost expensed					7.4
Payments for tax benefit from acquisition for first three years (as a percent)		70.00%
Number of years in which tax benefit of 70% is payable		3 years
Payments for tax benefit from acquisition for remaining twelve years (as a percent)		50.00%
Number of years in which tax benefit of 50% is payable		12 years
Threshold period for settling the remaining liability		30 months
Remaining liability		$ 50.0
Estimated fair values of the assets acquired and liabilities assumed
Cash and cash equivalents		6.6
Other current assets		5.2
Property and equipment		0.3
Identifiable intangible assets		111.0
Goodwill		308.2
Liabilities		(1.2)
Total		430.1
Condensed consolidated statements of income
Revenues				37.9
Operating income				(2.0)
Net income				$ (2.2)
Unaudited pro forma financial information
Revenue					1,787.8	1,504.5
Operating income					187.0	118.0
Net income					$ 83.3	$ 35.5
Basic (in dollars per share)					$ 0.88	$ 0.38
Diluted (in dollars per share)					$ 0.88	$ 0.38
Pro forma acquisition related costs					$ 0.8
Hot spot | Minimum
Fair value of the consideration transferred
Undiscounted outcomes		70.0
Hot spot | Maximum
Fair value of the consideration transferred
Undiscounted outcomes		91.9
Hot spot | Trademarks and Trade Names
Fair value of the consideration transferred
Indefinite lived intangible assets		$ 15.3